ACCOUNTS RECEIVABLE (Details) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
ACCOUNTS RECEIVABLE
Accounts receivable		26,561	34,917
Accounts receivable, net	4,388	26,561	34,917
Movement of allowance for doubtful accounts
Charged to expenses	43	261	340	0
Written off		(261)	(340)